Financial risk management - Additional Information (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Net debt outstanding	¥ 0	¥ 0
Allowance for losses of individual assess receivables	¥ 2,036,000	¥ 356,000